UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
MUNICIPAL BONDS AND NOTES (93.9%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (5.1%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5s, 12/1/22	Aa1	$75,000	$89,220

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	56,102

AZ State COP, Ser. A, AGM, 5 1/4s, 10/1/20	AA-	50,000	58,270

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.)
5s, 7/1/24	Aa1	70,000	80,128
4 1/4s, 7/1/19	Aa1	70,000	80,858

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/4s, 5/15/21	A-	75,000	85,013

Pima Cnty., Swr. Rev. Bonds, Ser. A, 5s, 7/1/20	AA-	100,000	119,302

Scottsdale, Rev. Bonds, 5s, 7/1/20 (Prerefunded 7/1/16)	AAA	25,000	27,729

			596,622
California (14.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(O'Connor Woods), 5s, 1/1/23	A	75,000	84,748
(Episcopal Sr. Cmntys.), 5s, 7/1/22	BBB+/F	50,000	54,356

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5s, 10/1/24	A3	25,000	28,841
5s, 10/1/21	A3	25,000	29,723

CA Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), Ser. A
5s, 10/1/17	A2	40,000	45,179
4s, 10/1/20	A2	60,000	64,913

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Northern CA Retired Officers), 5s, 1/1/20	A	100,000	115,871

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5s, 2/1/18	Baa2	50,000	53,612

CA Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/14) (Republic Svcs., Inc.), Ser. A, 0.55s, 8/1/23	BBB+	100,000	100,003

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. M, 4s, 5/1/16	Aa3	50,000	54,062

CA State Pub. Wks. Board Rev. Bonds
(Judicial Council Projects), Ser. A, 5s, 3/1/20	A2	100,000	118,401
(Regents U.), Ser. C, NATL, FGIC, 4s, 9/1/20 (Escrowed to maturity)	Aaa	30,000	34,721

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.9s, 4/1/28	Aa3	100,000	101,033

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5s, 8/15/22	Aa3	100,000	115,760

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	BBB+	25,000	27,170

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/21	A2	100,000	115,882

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5s, 9/1/28	AA-	100,000	106,449

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/20	Aa2	75,000	88,589

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/23	A+	25,000	29,194

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2012), 5 1/2s, 8/1/23	BBB/P	75,000	86,346

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	A1	100,000	110,196

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/18	A	20,000	21,265

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/22	A2	50,000	56,409

Sweetwater, G.O. Bonds, Ser. C, AGM, zero %, 8/1/20	AA-	50,000	41,318

Turlock, Irrigation Dist. Rev. Bonds, 5s, 1/1/23	A2	40,000	44,744

			1,728,785
Colorado (2.5%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5s, 12/1/22	A3	75,000	82,988

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5 1/2s, 11/15/19	A1	70,000	84,167
5s, 11/15/20	A1	30,000	34,776

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	A	80,000	89,358

			291,289
Florida (5.7%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. P-2, 5s, 10/1/23	A1	40,000	45,585

Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5s, 8/15/18	Baa1	100,000	109,834

FL State Auth. Utility Rev. Bonds (Golden Gate Util.), AGM, 5s, 7/1/22	AA-	75,000	86,389

FL State Board of Ed. G.O. Bonds
Ser. B, 5s, 6/1/21	AAA	25,000	29,603
Ser. 2006C, 5s, 6/1/17	AAA	100,000	114,717

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 5 1/4s, 10/1/19	A2	50,000	59,692

Jea, Rev. Bonds, Ser. B, 4s, 10/1/22	Aa3	25,000	27,188

Manatee Cnty., Rev. Bonds, NATL, 5s, 10/1/17 (Prerefunded 10/1/16)	Aa2	30,000	33,585

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/22	A3	50,000	58,033

Orange Cnty., Rev. Bonds, Ser. C, 5s, 1/1/24	Aa2	55,000	65,953

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4 3/4s, 5/1/22	Aa3	40,000	42,688

			673,267
Hawaii (0.7%)

Honolulu City & Cnty., G.O. Bonds
Ser. B, 5s, 11/1/22	Aa1	25,000	30,031
Ser. F, 5s, 9/1/17	Aa1	50,000	57,585

			87,616
Illinois (6.6%)

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5 1/4s, 1/1/27	A2	100,000	107,058
Ser. A, 5s, 1/1/22	A2	75,000	85,499

Chicago, Waste Wtr. Transmission Rev. Bonds, NATL, 5 1/2s, 1/1/17	A+	75,000	83,966

Chicago, Wtr. Reclamation Dist. G.O. Bonds
5s, 12/1/35 (Prerefunded 12/1/16)	Aa1	70,000	78,864
Ser. A, 5s, 12/1/21	AAA	25,000	29,955
Ser. B, 5s, 12/1/21	AAA	75,000	89,572

IL State G.O. Bonds, 5s, 7/1/23	A3	50,000	55,878

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-2, AGM, 5s, 1/1/27 (Prerefunded 7/1/16)	Aa3	150,000	166,191

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5 1/4s, 6/1/21	A	20,000	23,447
5 1/4s, 6/1/20	A	50,000	58,812

			779,242
Maryland (2.6%)

Baltimore, Board of School Comm. Rev. Bonds, 5s, 5/1/16	Aa1	250,000	273,182

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	30,000	35,330

			308,512
Massachusetts (6.9%)

MA State G.O. Bonds, Ser. A, 5s, 9/1/18	Aa1	100,000	118,094

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5s, 7/1/26	A1	100,000	113,800

MA State Dev. Fin. Agcy. Rev. Bonds (MA College Pharmacy Allied)
Ser. E, AGM, 5s, 7/1/17	AA-	25,000	27,980
4s, 7/1/22	A2	60,000	65,217

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	50,072

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.)
Ser. J-2, 4 1/4s, 7/1/17	Aa2	50,000	55,766
4s, 7/1/19	Aa2	15,000	16,985

MA State Port Auth. Rev. Bonds, Ser. B, 5s, 7/1/17	Aa3	75,000	85,545

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. B, 5s, 10/15/17	AA+	65,000	75,201

MA State Tpk. Auth. Rev. Bonds, Ser. A, FHLMC Coll., FNMA Coll.,GNMA Coll., 5 1/8s, 1/1/23 (Escrowed to maturity)	Aaa	50,000	60,177

MA State Wtr. Resource Auth. Rev. Bonds, Ser. J, AGM, 5 1/4s, 8/1/16	Aa1	125,000	139,691

			808,528
Michigan (4.1%)

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A
4s, 7/1/19	Aa3	50,000	55,747
4s, 7/1/18	Aa3	50,000	55,522

MI State Rev. Bonds, AGM, 5 1/2s, 11/1/20	AA+	50,000	60,403

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95s, 11/15/47	AA+	75,000	73,885

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5s, 11/15/19	A2	65,000	73,499

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/22	AA	100,000	118,256

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5s, 12/1/17	A2	35,000	39,683

			476,995
Minnesota (1.8%)

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5s, 5/1/21	Baa1	75,000	77,989

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
5s, 1/1/20	A	20,000	23,068
Ser. C, 3s, 1/1/17	A	20,000	21,254

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5s, 10/1/23	A3	75,000	86,791

			209,102
Mississippi (1.0%)

MS State G.O. Bonds, Ser. H, 4s, 12/1/21	Aa2	100,000	113,273

			113,273
Missouri (1.0%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5s, 6/1/19	A+	100,000	115,873

			115,873
Nebraska (0.8%)

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/19	A1	75,000	88,506

			88,506
Nevada (2.2%)

Clark Cnty., Arpt. Rev. Bonds, Ser. 08-E, 4s, 7/1/17	Aa2	150,000	164,409

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/24	BB/P	25,000	25,452

NV State G.O. Bonds, 5s, 8/1/20	Aa2	55,000	65,823

			255,684
New Hampshire (0.2%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.), Ser. A, 5 1/4s, 10/1/19	Baa1	25,000	28,305

			28,305
New Jersey (7.4%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 5s, 10/1/22	Aa2	100,000	118,248

NJ State G.O. Bonds, Ser. Q, 5s, 8/15/21	Aa3	65,000	76,778

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction), Ser. K, AMBAC, 5 1/2s, 12/15/19	A1	145,000	175,730

NJ State Edl. Fac. Auth. Rev. Bonds
(Montclair St. U.), Ser. J, NATL, 5 1/4s, 7/1/17	A1	50,000	57,227
(Ramapo College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	54,531

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 5 3/4s, 7/1/15	BBB-	15,000	15,156
5s, 9/15/23	A1	75,000	84,112
(Holy Name Med. Ctr.), 4 1/2s, 7/1/20	Baa2	25,000	26,920
(Hackensack U. Med. Ctr.), 4 1/2s, 1/1/17	A3	25,000	26,792
(St. Barnabas Hlth.), Ser. A, 4 3/8s, 7/1/20	Baa1	15,000	16,405
(Holy Name Med. Ctr.), 4 1/4s, 7/1/18	Baa2	60,000	64,811

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5s, 1/1/21	A+	100,000	118,131

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5s, 6/15/20	A1	25,000	29,484

			864,325
New York (10.2%)

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5s, 5/1/18	BBB+	100,000	110,222

NY City, G.O. Bonds
Ser. C-1, 5s, 10/1/18	Aa2	25,000	28,567
Ser. H, 4s, 3/1/23	Aa2	195,000	213,806

NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. C-1, 3 3/4s, 11/1/16	Aa2	25,000	26,526

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. AA, 5s, 6/15/16	AA+	35,000	38,554
Ser. EE, 5s, 6/15/16	AA+	30,000	33,046

NY State Dorm. Auth. Rev. Bonds (Mount Sinai Hosp.), Ser. A, 4s, 7/1/20	A2	50,000	54,727

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Fordham U.), 5s, 7/1/17	A2	30,000	34,250

NY State Dorm. Auth. Personal Income Tax Gen. Purpose Rev. Bonds, Ser. B, 5s, 3/15/20	AAA	150,000	179,385

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.8s, 5/1/20	Aa2	50,000	53,716

NY State Urban Dev. Corp. Rev. Bonds
(State Personal Income Tax), Ser. A-2, NATL, 5 1/2s, 3/15/21	AAA	125,000	152,360
Ser. B, 5s, 1/1/18	AA-	25,000	28,761

Port Auth. NY & NJ Rev. Bonds, 5s, 7/15/24	Aa3	100,000	111,845

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 5s, 6/1/17	AA-	25,000	28,411

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 5s, 11/15/23	Aa3	50,000	59,069

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 4s, 1/1/23	BBB/F	50,000	50,405

			1,203,650
North Carolina (1.5%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, 6s, 1/1/22	AA-	50,000	61,247

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. A, 5 1/4s, 1/1/19	A2	95,000	109,523

			170,770
Ohio (2.6%)

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4s, 1/1/21	BBB	50,000	49,381

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/23	A-	50,000	55,381

OH State G.O. Bonds (Higher Ed.), Ser. A
5s, 8/1/22	Aa1	50,000	60,306
5s, 2/1/22	Aa1	25,000	29,722

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/27	A1	100,000	111,189

			305,979
Oregon (0.5%)

Yamhill Cnty., G.O. Bonds (McMinnville-School Dist. #40), AGM, 5s, 6/15/26 (Prerefunded 6/15/17)	Aa1	50,000	57,218

			57,218
Pennsylvania (4.6%)

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3s, 8/1/19	Baa3	100,000	95,791

Cumberland Cnty., Muni. Auth. Rev. Bonds (Dickinson College), 5s, 11/1/18	A+	25,000	28,415

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc.-Millersville U.), 5s, 7/1/30	Baa3	40,000	40,204

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	40,000	40,408

Gen. Auth. of South Central Rev. Bonds (York College of PA), 4s, 11/1/19	A	30,000	32,557

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A
5.1s, 7/1/20	BBB+	25,000	27,422
5s, 7/1/18	BBB+	25,000	27,685

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5s, 8/15/20	A3	25,000	26,952

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35s, 10/1/23	AA+	100,000	96,853

PA State G.O. Bonds, Ser. 2, 5s, 2/15/22	Aa2	30,000	34,768

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area), 5 1/4s, 3/1/20	A1	25,000	28,757

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5s, 8/1/22	AA-	55,000	60,324

			540,136
Texas (7.2%)

Crowley, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/1/19	Aaa	75,000	89,526

Midland, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/18	Aaa	180,000	209,448

North TX, Tollway Auth. Mandatory Put Bonds (1/1/16), Ser. E-3, 5 3/4s, 1/1/38	A2	100,000	108,802

Northside, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 4s, 8/15/18	Aaa	150,000	170,144

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	150,000	160,656

TX State G.O. Bonds, 5s, 4/1/16	Aaa	100,000	109,767

			848,343
Virginia (1.2%)

Amelia Cnty., Indl. Dev. Auth. Mandatory Put Bonds (4/1/14) (Waste Mgmt., Inc.), 0.85s, 4/1/27	A-	75,000	75,020

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	60,000	65,901

			140,921
Washington (2.8%)

Seattle, Light & Pwr. Rev. Bonds, Ser. A, 5s, 2/1/26	Aa2	100,000	112,787

WA State G.O. Bonds, Ser. C, 4s, 2/1/19	Aa1	150,000	170,948

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4s, 11/15/18 (Escrowed to maturity)	AAA/F	40,000	45,726

			329,461
TOTAL INVESTMENTS

Total investments (cost $11,012,025)(b)			$11,022,402

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $11,740,116.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $11,012,025, resulting in gross unrealized appreciation and depreciation of $104,356 and $93,979, respectively, or net unrealized appreciation of $10,377.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	17.3%
	Utilities	15.1
	Transportation	13.4
	Local debt	13.0
	Healthcare	11.9

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$11,022,402	$—

Totals by level	$—	$11,022,402	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014